Quarterly portfolio holdings
John Hancock
Small Cap Core Fund
U.S. equity
July 31, 2026
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Fund’s investments

As of 7-31-26 (unaudited)
	Shares	Value
Common stocks 96.8%		$1,883,538,959
(Cost $1,466,813,759)
Consumer discretionary 11.7%		227,922,738
Automobile components 1.1%
Patrick Industries, Inc.	258,764	21,360,968
Diversified consumer services 1.1%
Covista, Inc. (A)	168,648	21,055,703
Hotels, restaurants and leisure 4.4%
First Watch Restaurant Group, Inc. (A)	2,931,008	37,663,451
Life Time Group Holdings, Inc. (A)	672,468	30,328,307
Wingstop, Inc.	143,268	18,551,773
Household durables 0.9%
Green Brick Partners, Inc. (A)	237,294	16,783,805
Specialty retail 2.2%
Bath & Body Works, Inc.	1,191,413	23,971,230
Lithia Motors, Inc.	48,953	18,867,465
Textiles, apparel and luxury goods 2.0%
Levi Strauss & Company, Class A	968,666	23,751,690
On Holding AG, Class A (A)	430,142	15,588,346
Consumer staples 2.6%		50,390,746
Consumer staples distribution and retail 1.1%
The Chefs’ Warehouse, Inc. (A)	181,627	20,950,674
Household products 1.5%
Central Garden & Pet Company, Class A (A)	776,578	29,440,072
Energy 4.5%		87,856,512
Energy equipment and services 0.9%
Liberty Energy, Inc.	936,565	17,523,131
Oil, gas and consumable fuels 3.6%
Magnolia Oil & Gas Corp., Class A	1,280,550	32,922,941
Range Resources Corp.	931,999	37,410,440
Financials 12.5%		242,398,810
Banks 8.4%
Atlantic Union Bankshares Corp.	686,296	29,119,539
Cullen/Frost Bankers, Inc.	222,194	36,959,750
Old National Bancorp	1,241,669	33,078,062
SouthState Bank Corp.	409,219	43,004,825
Univest Financial Corp.	469,686	20,778,909
Capital markets 4.1%
Evercore, Inc., Class A	76,069	24,384,679
Hamilton Lane, Inc., Class A	282,985	25,160,196
Moelis & Company, Class A	445,928	29,912,850
Health care 18.0%		351,058,717
Biotechnology 1.5%
ACADIA Pharmaceuticals, Inc. (A)	404,073	10,453,369
Ionis Pharmaceuticals, Inc. (A)	215,587	11,160,939
Ultragenyx Pharmaceutical, Inc. (A)	300,546	7,486,601
Health care equipment and supplies 6.7%
Globus Medical, Inc., Class A (A)	332,205	26,174,432
ICU Medical, Inc. (A)	137,789	23,218,824
Integer Holdings Corp. (A)	266,624	32,317,495
Merit Medical Systems, Inc. (A)	322,867	27,446,924
2	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Teleflex, Inc.	156,822	$21,439,136
Health care providers and services 4.8%
BrightSpring Health Services, Inc. (A)	441,217	26,345,067
Concentra Group Holdings Parent, Inc.	678,517	21,475,063
Molina Healthcare, Inc. (A)	126,102	24,668,073
Option Care Health, Inc. (A)	894,729	20,605,609
Life sciences tools and services 2.4%
Bio-Rad Laboratories, Inc., Class A (A)	66,923	21,782,098
Revvity, Inc.	222,410	25,025,573
Pharmaceuticals 2.6%
Axsome Therapeutics, Inc. (A)	65,127	14,197,035
Jazz Pharmaceuticals PLC (A)	56,550	14,299,233
Prestige Consumer Healthcare, Inc. (A)	457,253	22,963,246
Industrials 18.7%		364,611,909
Aerospace and defense 1.3%
Hexcel Corp.	248,892	25,623,431
Building products 3.3%
A.O. Smith Corp.	358,481	21,555,463
Simpson Manufacturing Company, Inc.	126,977	23,838,662
Trex Company, Inc. (A)	429,634	18,628,930
Construction and engineering 1.0%
Arcosa, Inc.	135,322	19,648,754
Electrical equipment 5.3%
Generac Holdings, Inc. (A)	137,784	27,158,604
Regal Rexnord Corp.	172,948	35,494,118
Vicor Corp. (A)	195,751	40,592,885
Ground transportation 1.5%
Knight-Swift Transportation Holdings, Inc.	419,656	29,178,682
Machinery 6.3%
Atmus Filtration Technologies, Inc.	524,448	27,077,250
Crane Company	169,551	36,192,356
The Timken Company	269,781	37,108,377
The Toro Company	245,068	22,514,397
Information technology 22.5%		436,824,816
Electronic equipment, instruments and components 2.2%
Advanced Energy Industries, Inc.	147,296	42,645,138
Semiconductors and semiconductor equipment 6.0%
Alpha & Omega Semiconductor, Ltd. (A)	476,851	15,135,251
Ambarella, Inc. (A)	418,561	35,996,246
Kulicke & Soffa Industries, Inc.	339,218	30,258,246
Veeco Instruments, Inc. (A)	715,293	35,764,650
Software 14.3%
Adeia, Inc.	1,240,398	33,056,607
Alkami Technology, Inc. (A)	1,927,944	35,030,742
Braze, Inc., Class A (A)	1,657,726	41,310,532
CommVault Systems, Inc. (A)	268,910	31,677,598
Progress Software Corp. (A)	903,878	36,688,408
Q2 Holdings, Inc. (A)	639,480	38,925,148
Tenable Holdings, Inc. (A)	1,261,546	41,176,861
Xperi, Inc. (A)	2,485,005	19,159,389
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	3

	Shares	Value
Materials 1.6%		$30,787,011
Chemicals 1.6%
Avient Corp.	847,660	30,787,011
Real estate 3.6%		69,394,891
Industrial REITs 3.6%
EastGroup Properties, Inc.	167,516	35,012,519
First Industrial Realty Trust, Inc.	522,211	34,382,372
Utilities 1.1%		22,292,809
Multi-utilities 1.1%
Unitil Corp.	413,289	22,292,809

	Yield (%)	Shares	Value
Short-term investments 2.9%			$55,586,755
(Cost $55,581,035)
Short-term funds 2.9%			55,586,755
John Hancock Collateral Trust (B)	3.5672(C)	5,558,842	55,586,755

Total investments (Cost $1,522,394,794) 99.7%	$1,939,125,714
Other assets and liabilities, net 0.3%	5,798,881
Total net assets 100.0%	$1,944,924,595

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 7-31-26.
4	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	5,558,842	$25,530,273	$635,414,874	$(605,347,010)	$(15,387)	$4,005	$705,077	—	$55,586,755
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended July 31, 2026, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Xperi, Inc.[1]	2,485,005	$14,191,370	$3,677,823	$(478,720)	$(1,971,308)	$3,740,224	—	—	$19,159,389

[1]	The security was not an affiliate at the beginning of the period.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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